Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Revenue			$ 124,054	$ 122,360	$ 110,202	$ 164,980	$ 116,138	$ 104,946	$ 109,970	$ 455,187	$ 496,034	$ 445,150
Net income (loss)		$ (8,461)	58,155	59,787	(9,299)	19,974	5,958	(19,776)	(12,313)	100,182	(6,157)	15,765
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		7,336	3,721	3,633	3,580	6,186	3,483	3,374	2,034	18,270	15,077	13,122
Earnings per common share data:
Net income (loss) attributable to iStar Inc.										$ 95,306	$ (2,435)	$ 16,469
Basic (in dollars per share)										$ 0.60	$ (0.62)	$ (0.40)
Diluted (in dollars per share)										$ 0.60	$ (0.62)	$ (0.40)
Weighted average number of shares, Basic (in shares)										73,453	84,987	85,031
Weighted average number of shares, Diluted										73,835	84,987	85,031
Earnings per HPU share data:
Basic and diluted (in dollars per share)	[1]									$ 0.00	$ (120.00)	$ (75.27)
Weighted average number of HPU shares—basic and diluted	[1]									0	9	15
Undistributed earnings (loss) allocated to participating securities, basic				20		5
Undistributed earnings (loss) allocated to participating securities, diluted				14		5
Common Stock
Earnings per common share data:
Net income (loss) attributable to iStar Inc.		(19,252)	46,292	38,112	(21,187)	7,685	(6,072)	(30,950)	(22,553)
Net income (loss) attributable to iStar Inc., diluted		$ (19,252)	$ 51,453	$ 43,293	$ (21,187)	$ 7,684	$ (6,072)	$ (30,950)	$ (22,553)
Basic (in dollars per share)		$ (0.27)	$ 0.65	$ 0.52	$ (0.27)	$ 0.09	$ (0.07)	$ (0.36)	$ (0.26)
Diluted (in dollars per share)		$ (0.27)	$ 0.44	$ 0.37	$ (0.27)	$ 0.09	$ (0.07)	$ (0.36)	$ (0.26)
Weighted average number of shares, Basic (in shares)		71,603	71,210	73,984	77,060	83,162	85,766	85,541	85,497
Weighted average number of shares, Diluted		71,603	115,666	118,510	77,060	83,581	85,766	85,541	85,497
HPU
Earnings per HPU share data:
Net income (loss) attributable to iStar Inc.						$ 0	$ (94)	$ (1,027)	$ (749)
Basic and diluted (in dollars per share)						$ 0.00	$ (13.41)	$ (68.47)	$ (49.93)
Weighted average number of HPU shares—basic and diluted						0	7	15	15	0	9	15

[1]	All of the Company's outstanding High Performance Units ("HPUs") were repurchased and retired on August 13, 2015 (refer to Note 13).